SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
	Year ended December 31,
	2024	2023	2022

Expected term, in years	4.57	4.59	4.61
Expected volatility	69%	67%	66%
Risk-Free interest rate	3.72%-4.40%	4.30%-4.55%	1.54%-4.36%
Expected dividend yield	0%	0%	0%

Summary of Share-Based Compensation Arrangements by Share-based Payment Award
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2024	13,329,436	$5.38	5.07	$9,584

Granted	506,360	$0.82
Exercised	595,395	$0.44		$381
Forfeited	356,730	$4.97
Expired	2,026,384	$9.06

Outstanding at December 31, 2024	10,857,287	$4.76	4.20	$4,343

Exercisable at December 31, 2024	9,412,424	$4.89	4.05	$3,893

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2023	11,699,888	$4.72
Granted	11,421,466	$0.82
Vested	3,414,537	$4.54
Forfeited	2,847,494	$4.49
Unvested as of December 31, 2024	16,859,323	$2.15

Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
	Year ended December 31,
	2024	2023	2022

Cost of revenues	$2,720	$1,587	$174
Research and development	11,221	13,690	11,995
Sales and marketing	1,228	1,409	2,300
General and administrative	4,513	5,634	4,980

	$19,682	$22,320	$19,449